Investment Objectives and Goals	May 01, 2026
Conservative Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	CONSERVATIVE ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Conservative Allocation Fund seeks income, capital appreciation and relative stability of value.
Moderate Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	MODERATE ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Moderate Allocation Fund seeks capital appreciation, income and moderate market risk.
Aggressive Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	AGGRESSIVE ALLOCATION FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aggressive Allocation Fund seeks capital appreciation.
Diversified Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	DIVERSIFIED INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Diversified Income Fund seeks a high total return through the combination of income and capital appreciation.
Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	CORE BOND FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Core Bond Fund seeks to generate a high level of current income, consistent with the prudent limitation of investment risk.
Large Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	LARGE CAP VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Large Cap Value Fund seeks long-term capital growth, with income as a secondary consideration.
Large Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	LARGE CAP GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Large Cap Growth Fund seeks long-term capital appreciation.
Mid Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	MID CAP FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Mid Cap Fund seeks long-term capital appreciation.
Madison Target Retirement 2020 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MADISON TARGET RETIREMENT 2020 FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Madison Target Retirement 2020 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Madison Target Retirement 2030 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MADISON TARGET RETIREMENT 2030 FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Madison Target Retirement 2030 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Madison Target Retirement 2040 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MADISON TARGET RETIREMENT 2040 FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Madison Target Retirement 2040 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Madison Target Retirement 2050 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MADISON TARGET RETIREMENT 2050 FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Madison Target Retirement 2050 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.